Insurance technical provisions and pension plans (Details 9) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Changes in reinsurance assets [abstract]
At the beginning of the year		R$ 219,214	R$ 1,186,194
Additions		245,957	186,867
Reversals		(239,049)	(139,641)
Recovered insurance losses		(37,369)	(259,433)
Reversal/Monetary update		(4,892)	(411)
Other	[1]	(7,537)	(754,362)
At the end of the year		R$ 176,324	R$ 219,214

[1]	In 2017, includes sale of the large risk portfolio.